FAIR VALUE (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
FAIR VALUE
Blended interest rate for determining fair value of nonaccrual loans (as a percent)	0.00%
Fair value of commitments	$ 0
Financial assets:
Interest-bearing deposits	10	10
Securities available for sale	44,388	43,799
Carrying Amount
Financial assets:
Total financial assets	546,199	519,108
Financial liabilities:
Total financial liabilities	504,333	470,696
Estimated Fair Value
Financial assets:
Total financial assets	546,566	514,388
Financial liabilities:
Total financial liabilities	503,100	470,170
Level 1 | Carrying Amount
Financial assets:
Cash and cash equivalents	18,219	26,961
Level 1 | Estimated Fair Value
Financial assets:
Cash and cash equivalents	18,219	26,961
Level 2 | Carrying Amount
Financial assets:
Interest-bearing deposits	10	10
Securities available for sale	44,388	43,799
Federal Home Loan Bank stock	3,060	3,060
Financial liabilities:
Deposits	466,299	434,557
Borrowings	37,852	35,925
Level 2 | Estimated Fair Value
Financial assets:
Interest-bearing deposits	10	10
Securities available for sale	44,388	43,799
Federal Home Loan Bank stock	3,060	3,060
Financial liabilities:
Deposits	465,431	434,227
Borrowings	37,487	35,729
Level 3 | Carrying Amount
Financial assets:
Net loans	479,171	443,959
Accrued interest receivable	1,351	1,319
Financial liabilities:
Accrued interest payable	182	214
Level 3 | Estimated Fair Value
Financial assets:
Net loans	479,538	439,239
Accrued interest receivable	1,351	1,319
Financial liabilities:
Accrued interest payable	$ 182	$ 214